Prepaids and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaids And Other Current Assets [Abstract]
Deferred contract costs	$ 0	$ 150
Prepayments	3,703	3,943
VAT receivable	1,244	811
Government grants receivable	160	0
Other	731	625
Total	$ 5,838	$ 5,529